UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2454

Oppenheimer Money Market Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/30/2015

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 30, 2015* Unaudited

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Certificates of Deposit—27.4%
Yankee Certificates of Deposit—27.4%
Bank of Montreal, Chicago:
0.293%[1]	11/14/15	12/14/15	$20,000,000	$20,000,000
0.30%	12/28/15	12/28/15	35,000,000	35,000,000
Bank of Nova Scotia, Houston TX:
0.32%[1]	11/2/15	3/23/16	25,000,000	25,000,000
0.33%[1]	11/2/15	1/4/16	15,000,000	15,000,000
0.413%[1]	11/4/15	3/4/16	18,000,000	18,004,726
0.441%[1]	1/11/16	1/11/16	8,000,000	8,001,156
DnB Bank ASA NY, 0.40%	3/24/16	3/24/16	15,000,000	15,000,000
HSBC Bank USA NA:
0.356%[1]	11/22/15	2/22/16	22,000,000	22,000,000
0.357%[1]	11/22/15	2/22/16	14,500,000	14,500,000
Mitsubishi UFJ TR & BK NY:
0.39%[2]	1/21/16	1/21/16	5,000,000	5,000,000
0.39%[2]	1/19/16	1/19/16	20,000,000	20,000,000
0.40%[2]	2/8/16	2/8/16	15,000,000	15,000,000
0.50%[2]	4/1/16	4/1/16	22,500,000	22,500,000
0.50%[2]	3/16/16	3/16/16	20,000,000	20,000,000
Rabobank Nederland NV, New York:
0.33%	12/21/15	12/21/15	15,500,000	15,500,000
0.35%	12/22/15	12/22/15	15,000,000	15,000,000
Royal Bank of Canada, New York, 0.305%[1]	11/6/15	1/6/16	25,000,000	25,000,000
Skandinaviska Enskilda Bank, New York, 0.30%	11/19/15	11/19/15	20,000,000	20,000,000
State Street Bank & Trust, 0.367%[1]	11/12/15	2/11/16	10,000,000	10,000,000
Sumitomo Mutsui Bank NY:
0.32%	11/2/15	11/2/15	6,000,000	6,000,000
0.37%	1/4/16	1/4/16	13,600,000	13,600,000
0.39%	1/19/16	1/19/16	9,000,000	9,000,000
0.40%	2/1/16	2/1/16	11,000,000	11,000,000
Swedbank New York AB, 0.04%	11/2/15	11/2/15	25,000,000	25,000,000
Toronto Dominion Bank, New York:
0.349%[1]	11/16/15	3/16/16	20,000,000	20,000,000
0.44%	3/1/16	3/1/16	14,000,000	14,000,000
Wells Fargo Bank NA, 0.323%[1]	11/2/15	5/3/16	22,000,000	22,000,000
Westpac Banking Corp., New York:
0.294%[1]	11/3/15	11/3/15	15,500,000	15,500,000
0.324%[1]	11/27/15	5/27/16	6,400,000	6,400,000
0.353%[1]	11/1/15	7/1/16	17,000,000	17,000,000

Total Certificates of Deposit (Cost $500,005,882)				500,005,882
Direct Bank Obligations—25.9%
Bank of Nova Scotia, 0.321%	11/12/15	11/12/15	8,000,000	7,999,289
Bank of Tokyo-Mitsubishi UFJ NY, 0.12%[2]	11/2/15	11/2/15	1,000,000	1,000,000
BNP Paribas, New York:
0.31%	11/4/15	11/4/15	4,000,000	3,999,931
0.31%	11/2/15	11/2/15	18,000,000	18,000,000
0.33%	11/24/15	11/24/15	6,000,000	5,998,790
Cedar Springs Capital Co. LLC, 0.11%	11/2/15	11/2/15	7,500,000	7,500,000

1        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Direct Bank Obligations (Continued)
Commonwealth Bank of Australia, 0.297%[1,3]	11/12/15	12/7/15	$13,000,000	$13,000,000
Credit Agricole Corporate & Investment Bank, New York Branch:
0.10%	11/6/15	11/6/15	24,000,000	23,999,733
0.14%	11/4/15	11/4/15	24,800,000	24,799,807
0.14%	11/5/15	11/5/15	40,000,000	39,999,533
Danske Corp.:
0.31%[3]	2/2/16	2/2/16	30,000,000	29,976,234
0.31%[3]	2/5/16	2/5/16	17,000,000	16,986,093
0.31%[3]	2/4/16	2/4/16	20,000,000	19,983,811
HSBC USA, Inc.:
0.384%[1]	11/9/15	4/8/16	25,000,000	25,000,000
0.431%	12/21/15	12/21/15	24,000,000	23,985,953
ING (US) Funding LLC:
0.33%	11/2/15	11/2/15	20,000,000	20,000,000
0.35%	12/8/15	12/8/15	13,000,000	12,995,450
Natixis, New York Branch, 0.06%	11/2/15	11/2/15	88,000,000	88,000,000
Rabobank Nederland NV NY, 0.651%	12/11/15	12/11/15	15,000,000	14,994,719
Skandinaviska Enskilda Banken AB:
0.295%[3]	12/16/15	12/16/15	10,000,000	9,996,395
0.30%[3]	12/21/15	12/21/15	25,300,000	25,289,669
Societe Generale, 0.05%[3]	11/2/15	11/2/15	10,000,000	10,000,000
Swedbank AB:
0.31%	12/2/15	12/2/15	14,000,000	13,996,383
0.325%	11/17/15	11/17/15	2,200,000	2,199,702
0.325%	11/18/15	11/18/15	1,800,000	1,799,740
Toronto Dominion Holdings USA, Inc., 0.321%[3]	12/9/15	12/9/15	10,000,000	9,996,711

Total Direct Bank Obligations (Cost $471,497,943)				471,497,943
Short-Term Notes/Commercial Paper—46.0%
Automobiles—0.3%
Mountain Agency, Inc. (The), 0.29%[1]	11/6/15	11/6/15	4,860,000	4,860,000
Commercial Services & Supplies—0.6%
World Wildlife Fund, Inc., 0.22%[1]	11/6/15	11/6/15	11,600,000	11,600,000
Health Care Providers & Services—0.1%
B&D Association LLP Eye Association of Boca Raton, 0.24%[1]	11/6/15	11/6/15	2,040,000	2,040,000
Leasing & Factoring—2.2%
Toyota Motor Credit Corp.:
0.36%	12/23/15	12/23/15	15,000,000	14,992,350
0.367%[1]	11/25/15	2/22/16	25,000,000	25,000,000

				39,992,350
Municipal—9.8%
Athens-Clarke Cnty., GA Unified Government Development Authority, University of Georgia Athletic Assn. Project, Series 2005, 0.16%[1]	11/6/15	11/6/15	7,150,000	7,150,000
Broward Cnty., FL Housing Finance Authority Multi-Family Housing Revenue Bonds, Sailboat Bend Artist Lofts Project, Series 06, 0.02%[1]	11/6/15	11/6/15	1,400,000	1,400,000

2        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Municipal (Continued)
Calcasieu Parish, LA Public Trust Authority Waste Disposal Revenue Bonds, WPT Corp. Project, Series 1997, 0.07%[1]	11/6/15	11/6/15	$3,000,000	$3,000,000
Catawba Cnty., NC Bonds, Catawba Valley Medical Center Project, Series 2009:
0.19%[1]	11/6/15	11/6/15	4,285,000	4,285,000
0.19%[1]	11/6/15	11/6/15	5,400,000	5,400,000
Covington, TN Industrial Development Board Bonds, Charms Co. Project, Series 1992, 0.07%[1]	11/6/15	11/6/15	7,500,000	7,500,000
Grand River Dam Authority Revenue Bonds, Series 2014C, 0.15%[1]	11/6/15	11/6/15	30,500,000	30,500,000
Las Cruces, NM Industrial Revenue Bonds, F&A Dairy Products, Inc. Project, Series 2008, 0.19%[1]	11/6/15	11/6/15	3,075,000	3,075,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2010B, 0.13%[1]	11/6/15	11/6/15	16,000,000	16,000,000
MI Finance Authority School Loan Revolving Fund Revenue Bonds, Series 2014A, 0.10%[1]	11/6/15	11/6/15	5,800,000	5,800,000
NYS Housing Finance Agency Clinton Park Phase ll Housing Revenue Bonds, MH Rental LLC, Series 2011B, 0.15%[1]	11/6/15	11/6/15	4,000,000	4,000,000
OH Air Quality Development Authority, AK Steel Project, Series 2004B, 0.15%[1]	11/6/15	11/6/15	16,000,000	16,000,000
PA Economic Development Finance Authority 2006, PMF Industries, Inc. Project, Series A2, 0.33%[1]	11/6/15	11/6/15	1,000,000	1,000,000
Pinellas Cnty., FL Industrial Development Authority Revenue Bonds, PACT, Inc. Project, Series 2003, 0.15%[1]	11/6/15	11/6/15	4,110,000	4,110,000
Saratoga Cnty. Industrial Development Agency Bonds, Globalfoundries US, Inc., Series 2013, 0.15%[1,4]	11/6/15	11/6/15	9,020,000	9,020,000
St. Paul, MN Bonds, Rivercentre Arena Project, Series 2009A, 0.19%[1]	11/6/15	11/6/15	14,000,000	14,000,000
Sterling, IL Revenue Bonds, Rock River Redevelopment Project, Series 03, 0.24%[1]	11/6/15	11/6/15	2,905,000	2,905,000
Tempe, AZ Industrial Development Authority (The) Revenue Bonds, ASUF Brickyard Project, Series 04B, 0.15%[1]	11/6/15	11/6/15	2,605,000	2,605,000
University Hospitals Health System, Inc. Hospital Revenue Bonds, Series 2013C, 0.18%[1]	11/6/15	11/6/15	25,000,000	25,000,000
Upper IL River Valley Development Authority Bonds, Cathy Asta Enterprises, Series 2008A, 0.15%[1,4]	11/6/15	11/6/15	5,290,000	5,290,000
Westchester Cnty. Healthcare Corp. Revenue Bonds, Series 2010D, 0.11%[1]	11/6/15	11/6/15	10,000,000	10,000,000

				178,040,000
Personal Products—0.4%
Reckitt Benckiser Treasury Services plc, 0.431%[3]	2/2/16	2/2/16	7,500,000	7,491,758
Receivables Finance—16.7%
Barton Capital LLC, 0.11%[3]	11/2/15	11/2/15	17,800,000	17,800,000

3        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Receivables Finance (Continued)
CAFCO LLC:
0.314%[3]	11/5/15	11/5/15	$2,550,000	$2,549,933
0.511%[3]	3/7/16	3/7/16	17,600,000	17,568,584
Chariot Funding LLC:
0.30%[3]	11/6/15	11/6/15	3,000,000	2,999,900
0.321%[3]	11/23/15	11/23/15	10,000,000	9,998,133
0.391%[3]	12/8/15	12/8/15	16,000,000	15,993,760
0.471%[3]	1/5/16	1/5/16	11,000,000	10,990,809
0.511%[3]	2/9/16	2/9/16	4,000,000	3,994,390
Jupiter Securitization Co. LLC:
0.30%[3]	11/2/15	11/2/15	25,000,000	25,000,000
0.331%[3]	11/23/15	11/23/15	10,000,000	9,998,075
Manhattan Asset Funding Co.:
0.11%[3]	11/2/15	11/2/15	8,000,000	8,000,000
0.20%[3]	11/9/15	11/9/15	19,000,000	18,999,261
0.30%[3]	1/14/16	1/14/16	8,000,000	7,995,133
Old Line Funding Corp.:
0.28%[3]	1/29/16	1/29/16	13,000,000	12,991,102
0.29%[3]	1/4/16	1/4/16	11,800,000	11,794,012
0.481%[3]	4/4/16	4/4/16	5,000,000	4,989,733
0.484%[3]	4/19/16	4/19/16	15,000,000	14,966,011
Sheffield Receivables Corp.:
0.25%[3]	11/13/15	11/13/15	31,000,000	30,997,632
0.32%[3]	11/4/15	11/4/15	13,900,000	13,899,753
Starbird Funding Corp.:
0.32%[3]	11/6/15	11/6/15	19,000,000	18,999,325
0.32%[3]	11/4/15	11/4/15	10,000,000	9,999,822
0.33%[3]	11/13/15	11/13/15	5,000,000	4,999,496
0.36%[3]	2/17/16	2/17/16	10,000,000	9,989,300
0.511%[3]	4/25/16	4/25/16	10,000,000	9,975,208
Thunder Bay Funding LLC, 0.481%[3]	4/4/16	4/4/16	10,000,000	9,979,467

				305,468,839
Special Purpose Financial—15.9%
Anglesea Funding LLC:
0.13%[2]	11/6/15	11/6/15	26,000,000	25,999,624
0.15%[2]	11/3/15	11/3/15	32,000,000	31,999,867
0.15%[2]	11/4/15	11/4/15	13,000,000	12,999,892
Bedford Row Funding Corp.:
0.337%[1]	11/17/15	3/17/16	20,000,000	20,000,000
0.471%	4/5/16	4/5/16	15,000,000	14,969,646
Cedar Springs Capital Co. LLC, 0.24%	12/3/15	12/3/15	5,000,000	4,998,967
Concord Minutemen Cap. Co. LLC:
0.30%	11/9/15	11/9/15	14,400,000	14,399,160
0.30%	11/16/15	11/16/15	30,000,000	29,996,500
0.31%	1/14/16	1/14/16	15,400,000	15,390,319
Crown Point Capital Co.:
0.17%	11/10/15	11/10/15	20,000,000	19,999,245
0.18%	11/3/15	11/3/15	20,000,000	19,999,900
Lexington Parker Capital Co. LLC:
0.30%[3]	11/18/15	11/18/15	33,000,000	32,995,600

4        OPPENHEIMER MONEY MARKET FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Maturity Date**	Final Legal Maturity Date***	Principal Amount	Value
Special Purpose Financial (Continued)
Lexington Parker Capital Co. LLC: (Continued) 0.35%[3]	1/11/16	1/11/16	$24,000,000	$23,983,667
Ridgefield Funding Co. LLC, 0.34%	11/19/15	11/19/15	23,800,000	23,796,179

				291,528,566

Total Short-Term Notes/Commercial Paper (Cost $841,021,513)				841,021,513
Asset-Backed Securities—0.3%
Ally Auto Receivables Trust 2015-1 A1, 0.39%	8/15/16	8/15/16	2,898,349	2,898,349
CNH Equipment Trust 2015-B A1, 0.38%	6/3/16	6/3/16	2,297,736	2,297,736
Huntington Auto Trust 2015-1 A1, 0.35%	6/15/16	6/15/16	918,023	918,023
Hyundai Auto Receivables Trust 2015-B A1, 0.33%	4/15/16	4/15/16	76,495	76,495

Total Asset-Backed Securities (Cost $6,190,603)				6,190,603
Corporate Bond and Note—0.4%
Svenska Handelsbanken AB, 3.125% (Cost $7,622,685)	7/12/16	7/12/16	7,500,000	7,622,685
Total Investments, at Value (Cost $1,826,338,626)			100.0%	1,826,338,626
Net Other Assets (Liabilities)			0.0	(18,777)

Net Assets			100.0%	$1,826,319,849

Footnotes to Statement of Investments

Short-term notes and direct bank obligations are generally traded on a discount basis; the interest rate shown is the discount rate received by the Fund at the time of purchase. Other securities normally bear interest at the rates shown.

* October 30, 2015 represents the last business day of the Fund’s reporting period. See Note 2 of the accompanying Notes.

** The Maturity Date represents the date used to calculate the Fund’s weighted average maturity as determined under Rule 2a-7.

*** If different from the Maturity Date, the Final Legal Maturity Date includes any maturity date extensions which may be affected at the option of the issuer or unconditional payments of principal by the issuer which may be affected at the option of the Fund, and represents the date used to calculate the Fund’s weighted average life as determined under Rule 2a-7.

1. Represents the current interest rate for a variable or increasing rate security.

2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $154,499,383 or 8.46% of the Fund’s net assets at period end.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $505,168,777 or 27.66% of the Fund’s net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

4. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

5        OPPENHEIMER MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS October 30, 2015 Unaudited

1. Organization

Oppenheimer Money Market Fund (the “Fund”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek income consistent with stability of principal. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Significant Accounting Policies

Security Valuation. All investments in securities are recorded at their estimated fair value, as described in Note 3.

Reporting Period End Date. The last day of the Fund’s reporting period is the last day the New York Stock Exchange was open for trading during the period. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

3. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures approved by the Fund’s Board of Trustees.

    If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or

6        OPPENHEIMER MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

(ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

    To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

7        OPPENHEIMER MONEY MARKET FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Securities Valuation (Continued)

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Investments, at Value:
Assets Table
Certificates of Deposit	$—	$500,005,882	$—	$500,005,882
Direct Bank Obligations	—	471,497,943	—	471,497,943
Short-Term Notes/Commercial Paper	—	841,021,513	—	841,021,513
Asset-Backed Security	—	6,190,603	—	6,190,603
Corporate Bond and Note	—	7,622,685	—	7,622,685

Total Assets	$—	$1,826,338,626	$—	$1,826,338,626

4. Investments and Risks

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$2,190,000

8        OPPENHEIMER MONEY MARKET FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/30/2015, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Money Market Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/9/2015

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	12/9/2015